Others	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Others
42.	OTHERS

On December 20, 2013, the Kaohsiung Environmental Protection Bureau (“KEPB”) imposed a fine of NT$102,014 thousand (“the Administrative Fine”) upon the Company for the violation of the Water Pollution Control Act. The Company filed an administrative appeal to nullify the Administrative Fine, which, however, was dismissed by the Kaohsiung City Government. The Company then filed a lawsuit with the Kaohsiung High Administrative Court seeking to revoke the dismissal decision made by the Kaohsiung City Government (the “Administrative Appeal Decision”) and the Administrative Fine, and to demand a refund of the fine paid by the Company. The judgment of the Kaohsiung High Administrative Court was rendered on March 22, 2016, ruling to revoke the Administrative Appeal Decision and the Administrative Fine, and to dismiss the other complaint filed by the Company (i.e., to demand a refund of the fine paid by the Company). The Company appealed against the unfavorable ruling on April 14, 2016. On June 8, 2017, the Supreme Administrative Court handed down a final and unappealable judgment which is in favor of the Company and ordered KEPB to return to the Company the fine already paid by the Company.